Decommissioning and Rehabilitation Provision - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Decommissioning and Rehabilitation Provision
Discount rate used in current estimate of value in use	1.65%	2.08%
Actuarial assumption of expected rates of inflation	2.00%	2.00%
Non-current provision for decommissioning, restoration and rehabilitation costs	$ 7,464,000	$ 6,561,000
Expenditures to be incurred over certain years	20 years
Provision for decommissioning, restoration and rehabilitation costs	$ 6,202,000	$ 5,286,000	$ 5,055,000